Label	Element	Value
Baillie Gifford U.S. Equity Growth Fund | Baillie Gifford U.S. Equity Growth Fund - Institutional & K Class Prospectus
Prospectus [Line Items]	oef_ProspectusLineItems
Risk/Return [Heading]	oef_RiskReturnHeading	Baillie Gifford U.S. Equity Growth Fund
Objective [Heading]	oef_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	oef_ObjectivePrimaryTextBlock	Baillie Gifford U.S. Equity Growth Fund seeks capital appreciation.
Expense Heading [Optional Text]	oef_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	oef_ExpenseNarrativeTextBlock

The tables below describe the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees Caption [Optional Text]	oef_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption [Optional Text]	oef_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	oef_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Apr. 30, 2027
Expense Example [Heading]	oef_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	oef_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. It also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example below also applies any contractual expense waivers and/or expense reimbursements to the first year of each period listed in the table.

Expense Example by, Year, Caption [Text]	oef_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your expenses would be:
Portfolio Turnover [Heading]	oef_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	oef_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These transaction costs, which are not reflected in “Annual Fund Operating Expenses” or in the “Example of Expenses” above, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 18% of the average value of its portfolio.

Portfolio Turnover, Rate	oef_PortfolioTurnoverRate	18.00%
Strategy [Heading]	oef_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	oef_StrategyNarrativeTextBlock

The Fund seeks to meet its objective by investing in a portfolio of equities, which include common stock and other equity securities, of issuers located in the U.S.

The portfolio managers seek to identify exceptional growth businesses in the U.S. and to own them for long enough that the advantages of their business models and the strength of their cultures support positive relative performance over the long term.

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks and other equity securities of companies whose principal activities are in the U.S. The Fund invests in equity securities either directly or indirectly, such as through depositary receipts, and may invest in preferred stocks, convertible securities, rights and warrants. The Fund typically invests primarily in issuers with a market capitalization of more than $1.5 billion at the time of purchase and may participate in initial public offerings (“IPOs”).

The portfolio managers employ a bottom-up approach to stock selection, seeking to identify companies they believe have attractive long-term growth prospects, and select companies without being constrained by a benchmark. Under normal circumstances, the intended outcome is a portfolio typically consisting of between 30 and 50 growth companies with the potential to outperform the Fund’s benchmarks over the long term. The portfolio managers focus on company research and the long-term outlook of companies and industries. Ideas can come from a wide variety of sources, including, but not limited to, research trips, company meetings, and relationships with industry thought leaders and academic institutions. Stock ideas are normally researched to assess a range of factors, including: long-term growth potential, geographic and industry positioning, competitive advantage, management, financial strength and valuation. The Fund is a non-diversified fund, which means that it may invest a relatively large percentage of its assets in a small number of issuers, industries or sectors The Fund aims to hold securities for long periods (typically at least 5 years), which generally results in relatively low portfolio turnover and is in line with the portfolio managers’ long-term investment outlook. When assessing a company’s long-term growth prospects, the portfolio managers seek to identify and to incorporate a range of factors that are material to managing the Fund’s investment risks and maximizing capital appreciation. Such factors potentially include the environmental, social, and/or governance characteristics of the company, such as stewardship, sustainable business practices, and/or corporate culture.

Bar Chart and Performance Table [Heading]	oef_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	oef_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year and by comparing the Fund’s average annual total returns with those of the Fund’s benchmarks. Past performance (before and after taxes) is not an indication of future performance.

Performance Information Illustrates Variability of Returns [Text]	oef_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year and by comparing the Fund’s average annual total returns with those of the Fund’s benchmarks.
Performance Availability Website Address [Text]	oef_PerformanceAvailabilityWebSiteAddress	http://USmutualfund.bailliegifford.com
Performance Past Does Not Indicate Future [Text]	oef_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]	oef_BarChartHeading	Annual Total Returns – Institutional Class Shares(1)(2)
Bar Chart Footnotes [Text Block]	oef_BarChartFootnotesTextBlock
(1)
The inception date for Baillie Gifford U.S. Equity Growth Fund is December 5, 2016, when Baillie Gifford International, LLC purchased Class 1 shares. Classes 1‑5 of the Fund were terminated effective May 1, 2017, and Class 1 shares were converted to Class K shares. For the period from January 1, 2017 to May 1, 2017, the performance shown is for Class 1 shares and has been adjusted for the higher total annual operating expenses incurred by Institutional Class.
(2)
Excluding reimbursement received from the Manager, total return for 2019 was 29.72%.

Bar Chart Closing [Text Block]	oef_BarChartClosingTextBlock	Highest Quarterly Return: 55.77% (Q2, 2020) Lowest Quarterly Return: ‑38.41% (Q2, 2022)
Highest Quarterly Return, Label [Optional Text]	oef_HighestQuarterlyReturnLabel	Highest Quarterly Return
Highest Quarterly Return, Date	oef_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	oef_BarChartHighestQuarterlyReturn	55.77%
Lowest Quarterly Return, Label [Optional Text]	oef_LowestQuarterlyReturnLabel	Lowest Quarterly Return
Lowest Quarterly Return, Date	oef_BarChartLowestQuarterlyReturnDate	Jun. 30, 2022
Lowest Quarterly Return	oef_BarChartLowestQuarterlyReturn	(38.41%)
Index No Deduction for Fees, Expenses, or Taxes [Text]	oef_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses, or taxes)
Performance Table Uses Highest Federal Rate	oef_PerformanceTableUsesHighestFederalRate	In the table below, after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	oef_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through a tax-advantaged account.
Performance Table One Class of after Tax Shown [Text]	oef_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Institutional Class shares only, and after-tax returns for other share classes will vary.
Performance Table Narrative	oef_PerformanceTableNarrativeTextBlock

In the table below, after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown for Institutional Class shares only, and after-tax returns for other share classes will vary. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through a tax-advantaged account. The table compares the Fund’s returns to a broad-based securities market index, as required by relevant disclosure rules, and an additional benchmark that the Fund believes better aligns with the Fund’s investment objective and strategies. A description of the Fund’s comparative indices and details regarding the calculation of the Fund’s class-by-class performance are provided in the section of the Prospectus entitled “Additional Performance Information.”

Performance Table Closing [Text Block]	oef_PerformanceTableClosingTextBlock	Updated information on the Fund’s investment performance can be obtained by visiting http://USmutualfund.bailliegifford.com.
Average Annual Return, Caption [Optional Text]	oef_AverageAnnualReturnCaption	Average Annual Total Returns for Periods Ended December 31, 2025
Baillie Gifford U.S. Equity Growth Fund | Baillie Gifford U.S. Equity Growth Fund - Institutional & K Class Prospectus | Risk Not Insured [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Baillie Gifford U.S. Equity Growth Fund | Baillie Gifford U.S. Equity Growth Fund - Institutional & K Class Prospectus | Risk Lose Money [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	You could lose money by investing in the Fund.
Baillie Gifford U.S. Equity Growth Fund | Baillie Gifford U.S. Equity Growth Fund - Institutional & K Class Prospectus | Investment Style Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

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Investment Style Risk – Baillie Gifford Overseas Limited (the “Manager”) actively makes investment decisions for the Fund through bottom-up stock selection. Accordingly, the Fund will have risk characteristics that differ from its benchmark index. The Manager’s judgments about the attractiveness, relative value, or potential appreciation of a particular stock may prove to be incorrect and cause the Fund to lose money or underperform compared to its benchmark index. There can be no assurance that the Manager’s investment decisions will produce the desired results.

Baillie Gifford U.S. Equity Growth Fund | Baillie Gifford U.S. Equity Growth Fund - Institutional & K Class Prospectus | Growth Stock Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

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Growth Stock Risk – The prices of growth stocks may be based largely on expectations of future earnings, and their prices can decline rapidly and significantly in reaction to negative news. Growth stocks may underperform stocks in other broad style categories (and the stock market as a whole) over any period of time and may shift in and out of favor with investors generally, sometimes rapidly, depending on changes in market, economic, and other factors.

Baillie Gifford U.S. Equity Growth Fund | Baillie Gifford U.S. Equity Growth Fund - Institutional & K Class Prospectus | Long-Term Investment Strategy Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

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Long-Term Investment Strategy Risk – The Fund pursues a long-term investment approach, typically seeking returns over a period of several years. This investment style may cause the Fund to lose money or underperform compared to its benchmark index or other mutual funds over extended periods of time, and the Fund may not perform as expected in the long term. An investment in the Fund may be more suitable for long-term investors who can bear the risk of short- or medium-term fluctuations in the value of the Fund’s portfolio. See also “Selected Investment Techniques and Topics—The Manager’s Stewardship Approach.”

Baillie Gifford U.S. Equity Growth Fund | Baillie Gifford U.S. Equity Growth Fund - Institutional & K Class Prospectus | Geographic Focus Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

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Geographic Focus Risk – The Fund expects to focus its investments in a limited number of countries or geographic regions, and as a result may not offer the same level of diversification of risks as a more broadly global fund because the Fund will be exposed to a smaller geographic area. The performance of a fund that is less diversified across countries or geographic regions will be closely tied to market, currency, economic, political, environmental, or regulatory conditions and developments in the countries or regions in which the Fund invests, and may be more volatile than the performance of a more geographically-diversified portfolio.

Baillie Gifford U.S. Equity Growth Fund | Baillie Gifford U.S. Equity Growth Fund - Institutional & K Class Prospectus | Risk Nondiversified Status [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

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Non-Diversification Risk – The Fund is classified as a “non-diversified” fund. A non-diversified fund may hold a smaller number of portfolio securities, with larger positions in each security it holds, than many other mutual funds. To the extent the Fund invests in a relatively small number of issuers, a decline in the market value of a particular security held by the Fund may affect its value more than if it invested in a larger number of issuers. The value of the Fund’s shares may be more volatile than the values of shares of more diversified funds. See also “Focused Investment Risk.”

Baillie Gifford U.S. Equity Growth Fund | Baillie Gifford U.S. Equity Growth Fund - Institutional & K Class Prospectus | Conflicts of Interest Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

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Conflicts of Interest Risk – The Manager’s relationships with the Fund’s institutional investor base may give rise to various conflicts of interest, since the Manager will sometimes have an incentive to favor those shareholders over other shareholders in the Fund. In addition, the Manager serves as investment adviser to various clients other than the Fund, some of whom may pursue strategies that are substantially similar or nearly identical to investment strategies pursued by the Fund. This “side-by-side” management may give rise to various conflicts of interest, including, for example, in connection with the fair allocation of trades among the Manager’s clients or the sharing of different, more, or more timely information regarding investment performance, portfolio holdings, strategy developments and/or the Manager’s general market outlook. Although the Fund’s investment objective and strategies are substantially similar to those of an ETF managed by the Manager, differences in purchase and redemption structure, investment restrictions, and legal requirements lead to the use of different trading practices and potentially different portfolio decisions. Furthermore, if investment personnel of the Manager hold board or other positions at outside companies, they could be exposed to material non-public information potentially impeding or delaying a Fund’s ability to buy or sell certain investments, or they could otherwise be restricted in their ability to participate in a Fund’s investment process.

Baillie Gifford U.S. Equity Growth Fund | Baillie Gifford U.S. Equity Growth Fund - Institutional & K Class Prospectus | Developed Markets Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

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Developed Markets Risk – Investing in securities of companies located in, or with exposure to, developed countries will subject the Fund to the regulatory, political, currency, security, economic and other risks associated with such countries. In recent periods, countries with developed markets have generally experienced slower economic growth than some less developed countries. Services sectors (e.g., the financial services sector) generally tend to represent the primary source of economic growth in developed markets, which can make them susceptible to the risks of individual service sectors. In addition, developed countries will be impacted by changes to the economic conditions of certain key trading partners, regulatory burdens, and the price or availability of certain commodities, among other things.

Baillie Gifford U.S. Equity Growth Fund | Baillie Gifford U.S. Equity Growth Fund - Institutional & K Class Prospectus | Equity Securities Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

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Equity Securities Risk – Equity securities may react more strongly to changes in an issuer’s financial condition or prospects than other securities of the same issuer. Investing in equity securities indirectly, such as through participatory notes or depositary receipts, may involve other risks such as the risk that the counterparty may default or that the investment does not track the underlying security as expected.

Baillie Gifford U.S. Equity Growth Fund | Baillie Gifford U.S. Equity Growth Fund - Institutional & K Class Prospectus | ESG Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

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ESG Risk – To the extent that the Fund’s portfolio managers incorporate environmental, social and/or governance considerations (“ESG Factors”) into the Fund’s investment process as a part of the Fund’s long-term investment approach, the Fund is subject to the risk that it may underperform funds that do not take ESG Factors into account. The consideration of ESG Factors may prioritize long-term rather than short-term returns, and therefore may negatively impact the relative performance of the Fund over the short, medium or even long term depending on how successfully those ESG Factors are incorporated and whether such investments are in or out of favor. In considering ESG Factors, the portfolio managers may be dependent upon information and data obtained through voluntary reporting by issuers or third-party research that may be incomplete, inaccurate or unavailable, which could impact the portfolio managers’ assessment of relative risks and opportunities. See also “Long-Term Investment Strategy Risk” and “Selected Investment Techniques and Topics—The Manager’s Stewardship Approach.”

Baillie Gifford U.S. Equity Growth Fund | Baillie Gifford U.S. Equity Growth Fund - Institutional & K Class Prospectus | Focused Investment Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

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Focused Investment Risk – Because the Fund focuses its investments in a limited number of companies, its investment strategy could result in more risk or greater volatility in returns than if the Fund’s investments were less focused.

Baillie Gifford U.S. Equity Growth Fund | Baillie Gifford U.S. Equity Growth Fund - Institutional & K Class Prospectus | Government and Regulatory Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

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Government and Regulatory Risk – Governmental and regulatory authorities in the United States and other countries, have taken, and may in the future take, actions intervening in the markets in which the Fund invests and in the economy more generally. Governmental and regulatory authorities may also act to increase the scope or burden of regulations applicable to the Fund or to the companies in which the Fund invests. The effects of these actions on the markets generally, and the Fund’s investment program in particular, can be uncertain and could restrict the ability of the Fund to fully implement its investment strategies, either generally, or with respect to certain securities, industries, or countries. By contrast, markets in some non-U.S. countries historically have been subject to little regulation or oversight by governmental or regulatory authorities, which could heighten the risk of loss due to fraud or market failures in those countries. Governments, agencies, or other regulatory bodies in any country may adopt or change laws or regulations that could adversely affect the Fund or the market value of an instrument held by the Fund.

Baillie Gifford U.S. Equity Growth Fund | Baillie Gifford U.S. Equity Growth Fund - Institutional & K Class Prospectus | Information Technology Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

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Information Technology Risk – Cyber-attacks, disruptions, or failures that affect the Fund’s service providers, counterparties, the securities markets generally, other market participants, or issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations.

Baillie Gifford U.S. Equity Growth Fund | Baillie Gifford U.S. Equity Growth Fund - Institutional & K Class Prospectus | IPO Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

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IPO Risk – The Fund may purchase securities in IPOs. These securities are subject to many of the same risks of investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile.

Baillie Gifford U.S. Equity Growth Fund | Baillie Gifford U.S. Equity Growth Fund - Institutional & K Class Prospectus | Large-Capitalization Securities Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

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Large-Capitalization Securities Risk – Returns on investments in securities of large companies could trail the returns on investments in securities of smaller and medium-sized companies. Larger companies may be unable to respond as quickly as smaller and medium-sized companies to competitive challenges or to changes in business, product, financial, or other market conditions. Larger companies may not be able to achieve or maintain growth at the high rates that may be achieved by well-managed smaller and medium-sized companies.

Baillie Gifford U.S. Equity Growth Fund | Baillie Gifford U.S. Equity Growth Fund - Institutional & K Class Prospectus | Liquidity Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

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Liquidity Risk – The Fund’s investments may be subject to low trading volume, lack of a market maker, contractual lock-in periods or regulatory restrictions, and the Fund may hold large positions in particular securities. As a result, it may not be possible to sell an investment at a particular time or at an acceptable price. Liquidity risk may be magnified during periods of changing interest rates, significant shareholder redemptions or market turmoil. Illiquid investments may trade at a discount from comparable, more liquid investments and may be subject to wide fluctuations in market value. In some cases, due to unanticipated levels of illiquidity the Fund may seek to meet its redemption obligations wholly or in part by distributions of assets in-kind.

Baillie Gifford U.S. Equity Growth Fund | Baillie Gifford U.S. Equity Growth Fund - Institutional & K Class Prospectus | Market Disruption and Geopolitical Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

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Market Disruption and Geopolitical Risk – The value of the Fund’s investments could be adversely affected by events that disrupt securities markets and adversely affect global markets such as war, terrorism, public health crises, and geopolitical events and by changes in non-U.S. and U.S. economic and political conditions. These disruptions could prevent the Fund from implementing its investment strategies and achieving its investment objective, and increase the Fund’s exposure to other risks detailed in this Prospectus. As a result, the Fund could lose money, experience significant redemptions, encounter operational difficulties, and suffer other negative impacts. Certain locations and industries may be particularly susceptible to this risk, and other risks may be heightened by such events.

Baillie Gifford U.S. Equity Growth Fund | Baillie Gifford U.S. Equity Growth Fund - Institutional & K Class Prospectus | Market Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

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Market Risk – The value of the Fund’s investments will be affected by fluctuations in the stock markets in which the Fund is invested, factors affecting a particular industry or industries, real or perceived adverse economic conditions, changes in interest or currency rates or adverse investor sentiment generally. Declines in securities market prices may reduce the net asset value of the Fund’s shares.

Baillie Gifford U.S. Equity Growth Fund | Baillie Gifford U.S. Equity Growth Fund - Institutional & K Class Prospectus | New and Smaller-Sized Funds Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

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New and Smaller-Sized Funds Risk – New funds and smaller-sized funds, such as the Fund, will be subject to greater liquidity risk due to their smaller asset bases and may be required to sell securities at disadvantageous times or prices due to a large shareholder redemption. A fund that has been recently formed will have limited or no performance history for investors to evaluate and may not reach or maintain a sufficient asset size to effectively implement its investment strategy.

Baillie Gifford U.S. Equity Growth Fund | Baillie Gifford U.S. Equity Growth Fund - Institutional & K Class Prospectus | Service Provider Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

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Service Provider Risk – The Fund will be affected by the Manager’s investment techniques, analyses, assessments and employee retention. Similarly, adverse events or performance failures at a service provider, such as human error, inadequate controls or insolvency, have the ability to adversely affect the Fund.

Baillie Gifford U.S. Equity Growth Fund | Baillie Gifford U.S. Equity Growth Fund - Institutional & K Class Prospectus | Small- and Medium-Capitalization Securities Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

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Small- and Medium-Capitalization Securities Risk – Securities of small- and medium-capitalization companies can be more volatile due to various factors including more limited product lines, financial and management resources and market distribution channels, as well as shorter operating histories and potentially reduced liquidity, especially during market declines, than the securities of larger, more established companies.

Baillie Gifford U.S. Equity Growth Fund | Baillie Gifford U.S. Equity Growth Fund - Institutional & K Class Prospectus | Valuation Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

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Valuation Risk – In certain circumstances, some of the Fund’s portfolio holdings may be valued on the basis of factors other than market quotations by employing fair value procedures. This may occur more often in times of market turmoil or reduced liquidity. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. There is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time.

Baillie Gifford U.S. Equity Growth Fund | Baillie Gifford U.S. Equity Growth Fund - Institutional & K Class Prospectus | Institutional Class
Prospectus [Line Items]	oef_ProspectusLineItems
Shareholder Fee, Other	oef_ShareholderFeeOther	$ 0
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.50%	[1]
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	1.10%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	1.60%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.85%)	[2]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	0.75%	[2]
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 77
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	422
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	791
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	1,828
Expense Example, No Redemption, 1 Year	oef_ExpenseExampleNoRedemptionYear01	77
Expense Example, No Redemption, 3 Years	oef_ExpenseExampleNoRedemptionYear03	422
Expense Example, No Redemption, 5 Years	oef_ExpenseExampleNoRedemptionYear05	791
Expense Example, No Redemption, 10 Years	oef_ExpenseExampleNoRedemptionYear10	1,828
Baillie Gifford U.S. Equity Growth Fund | Baillie Gifford U.S. Equity Growth Fund - Institutional & K Class Prospectus | Class K
Prospectus [Line Items]	oef_ProspectusLineItems
Shareholder Fee, Other	oef_ShareholderFeeOther	$ 0
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.50%	[1]
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	1.00%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	1.50%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.85%)	[2]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	0.65%	[2]
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 66
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	391
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	738
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	1,718
Expense Example, No Redemption, 1 Year	oef_ExpenseExampleNoRedemptionYear01	66
Expense Example, No Redemption, 3 Years	oef_ExpenseExampleNoRedemptionYear03	391
Expense Example, No Redemption, 5 Years	oef_ExpenseExampleNoRedemptionYear05	738
Expense Example, No Redemption, 10 Years	oef_ExpenseExampleNoRedemptionYear10	$ 1,718
Baillie Gifford U.S. Equity Growth Fund - Institutional & K Class Prospectus | Russell 1000 Growth Index
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	18.56%	[3]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	15.31%	[3]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	19.42%	[3]
Baillie Gifford U.S. Equity Growth Fund - Institutional & K Class Prospectus | S&P 500 Index
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	17.88%	[4]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	14.42%	[4]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	15.22%	[4]
Baillie Gifford U.S. Equity Growth Fund - Institutional & K Class Prospectus | Institutional Class
Prospectus [Line Items]	oef_ProspectusLineItems
Annual Return [Percent]	oef_AnnlRtrPct	34.72%
Annual Return [Percent]	oef_AnnlRtrPct	8.30%
Annual Return [Percent]	oef_AnnlRtrPct	30.01%
Annual Return [Percent]	oef_AnnlRtrPct	125.43%
Annual Return [Percent]	oef_AnnlRtrPct	(4.25%)
Annual Return [Percent]	oef_AnnlRtrPct	(55.63%)
Annual Return [Percent]	oef_AnnlRtrPct	45.93%
Annual Return [Percent]	oef_AnnlRtrPct	30.44%
Annual Return [Percent]	oef_AnnlRtrPct	10.25%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	10.25%	[5],[6]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	(2.27%)	[5],[6]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	15.86%	[5],[6]
Performance Inception Date	oef_PerfInceptionDate	Dec. 05, 2016
Baillie Gifford U.S. Equity Growth Fund - Institutional & K Class Prospectus | Institutional Class | After Taxes on Distributions
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	10.25%	[5],[6]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	(3.14%)	[5],[6]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	15.08%	[5],[6]
Baillie Gifford U.S. Equity Growth Fund - Institutional & K Class Prospectus | Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	6.07%	[5],[6]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	(1.86%)	[5],[6]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	13.26%	[5],[6]
Baillie Gifford U.S. Equity Growth Fund - Institutional & K Class Prospectus | Class K
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	10.38%	[7]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	(2.18%)	[7]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	15.95%	[7]
Performance Inception Date	oef_PerfInceptionDate	Dec. 05, 2016

[1]	The Management Fee consists of an Advisory Fee and an Administration and Supervisory Fee paid by the Fund to Baillie Gifford Overseas Limited.
[2]	Baillie Gifford Overseas Limited has contractually agreed to waive its fees and/or bear Other Expenses of the Fund until April 30, 2027 to the extent that such Fund’s Total Annual Operating Expenses (excluding taxes, sub-accounting expenses and extraordinary expenses) exceed 0.65% for Class K and Institutional Class shares. This contractual agreement may only be terminated by the Board of Trustees of the Trust. Expenses after waiver/reimbursement exceed 0.65% for Institutional Class due to sub-accounting expenses of 0.10%.
[3]	The source of the index data is London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”).© LSE Group 2020. FTSE Russell is a trading name of certain of the LSE Group companies. “Russell® ” is a trademark(s) of the relevant LSE Group companies and is used by any other LSE Group company under license. “TMX®” is a trademark of TSX, Inc. and used by the LSE Group under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this Prospectus. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this Prospectus.
[4]	The S&P 500 Index is a product of S&P Dow Jones Indices LLC, a division of S&P Global, or its affiliates. Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC, a division of S&P Global; Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.
[5]	If reimbursement received from the Manager in 2019 were excluded, the total return would be lower.
[6]	Performance for Institutional Class shares prior to their date of inception (April 28, 2017) is derived from the historical performance of Class 1 shares and has been adjusted for the higher total annual operating expenses incurred by Institutional Class.
[7]	The inception date for Baillie Gifford U.S. Equity Growth Fund is December 5, 2016, when Baillie Gifford International, LLC purchased Class 1 shares. Classes 1‑5 of the Fund were terminated effective May 1, 2017, and Class 1 shares were converted to Class K shares. For periods prior to May 1, 2017, the performance shown is based on the performance for Class 1 shares.